DORSEY & WHITNEY LLP [LETTERHEAD]


August 12, 1998

Securities and Exchange Commission                   VIA EDGAR ELECTRONIC FILING
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  First American Investment Funds, Inc.
          File No.: 33-16905 and 811-5309

Dear Sir or Madam:

     Pursuant to Rule 497(j), First American Investment Funds, Inc. certifies that:

     (1) the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement (Post-Effective Amendment #39 filed July 31, 1998); and

     (2) the text of the most recent amendment to the registration statement has been filed electronically.

                                   Very truly yours,

                                   /s/ Bethany S. Brand

cc:  Kathleen Prudhomme